STATEMENT OF CASH FLOWS - CIK 0001844840 Artisan Acquisition Corp	11 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Loss for the year	$ (3,307,421)
Adjustments to reconcile net loss to net cash used in operating activities:
Expensed offering costs	534,056
Unrealized gain on investments held in Trust Account	(34,150)
Dividend income on investments held in Trust Account	(4,217)
Change in fair value of forward purchase agreement liability	874,285
Change in fair value of warrant liabilities	(2,005,780)
Changes in operating assets and liabilities:
Prepaid expenses	(695,285)
Accounts payable	273,985
Accrued professional fees and other expenses	2,911,796
Accrued expenses - related party	80,000
Net cash used in operating activities	(1,372,731)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(339,342,350)
Net cash used in investing activities	(339,342,350)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriter's discount paid	332,555,503
Proceeds from sale of Private Placement Warrants	8,786,847
Proceeds from advance from related party	124,740
Proceeds from promissory note - related party	1,150
Payment of offering costs	(525,057)
Repayment of advance from related party	(124,740)
Repayment of promissory note - related party	(1,150)
Net cash provided by financing activities	340,817,293
Net Change in Cash	102,212
Cash - Beginning of period	0
Cash - End of period	102,212
Supplemental disclosures of non-cash investing and financing activities:
Remeasurement of Class A ordinary shares subject to redemption to redemption value	27,977,181
Deferred underwriting fee payable	11,876,982
Initial classification of derivative asset - forward purchase agreement	389,642
Offering costs paid by Sponsor in exchange for Class B ordinary shares	25,000
Offering costs included in accrued offering costs	12,650
Reversal of accrued offering costs	9,343
Forfeiture of Class B ordinary shares	$ 14